INCOME TAX EXPENSE (RECOVERY) - Summary of the components of deferred income tax (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense
Deferred tax assets	$ 131.4	$ 191.7
Deferred tax liabilities - net	222.3	296.2	$ 422.5
Accrued expenses and other
Income tax expense
Deferred tax assets	28.3	39.3
Deferred tax liabilities	4.9	14.5
Property, plant and equipment
Income tax expense
Deferred tax assets	43.3	25.5
Deferred tax liabilities	316.8	442.0
Reclamation and remediation obligations
Income tax expense
Deferred tax assets	50.2	118.1
Inventory capitalization
Income tax expense
Deferred tax assets	3.4	8.8
Deferred tax liabilities	32.0	$ 31.4
Non-capital loss
Income tax expense
Deferred tax assets	$ 6.2